Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Income Tax Disclosure [Abstract]
Statutory Canadian tax rate	26.60%	26.60%	26.60%
Expected provision for (recovery of) income taxes from continuing operations	$ (75)	$ (102)	$ (1,908)
Differences in income taxes resulting from:
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	58	79	781
Investment tax credits	(29)	(51)	(77)
Canadian tax rate differences	2	(27)	(82)
Change in unrecognized income tax benefits	(9)	0	0
Foreign tax rate differences	6	11	(10)
Other differences	6	8	(47)
Withholding Tax on Unremitted Earnings	(33)	1	32
Provision for (recovery of) income taxes	$ (74)	$ (81)	$ (1,311)